UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-03235
                                                     ---------

                          FMI Common Stock Fund, Inc.
                          ---------------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                              --------------------
                    (Name and address of agent for service)

                                  414-226-4555
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: DECEMBER 31, 2005
                          -----------------

Item 1. Schedule of Investments.

                          FMI Common Stock Fund, Inc.
                            Schedule of Investments
                               December 31, 2005
                                  (Unaudited)

Shares or Principal Amount                                        Value
--------------------------                                        -----

COMMON STOCKS - 95.9% (A)<F2>

COMMERCIAL SERVICES SECTOR - 15.1%
----------------------------------
               Advertising/Marketing Services - 2.3%
     362,900   ADVO, Inc.                                      $ 10,226,522

               Miscellaneous Commercial Services - 6.6%
     224,300   ABM Industries Inc.                                4,385,065
     288,300   FTI Consulting, Inc.*<F1>                          7,910,952
     203,100   G & K Services, Inc.                               7,971,675
     263,000   Global Imaging Systems, Inc.*<F1>                  9,107,690
                                                               ------------
                                                                 29,375,382
               Personnel Services - 6.2%
     394,200   Korn/Ferry International*<F1>                      7,367,598
     704,900   MPS Group, Inc.*<F1>                               9,635,983
     375,000   Watson Wyatt & Company Holdings                   10,462,500
                                                               ------------
                                                                 27,466,081
CONSUMER DURABLES SECTOR - 2.0%
-------------------------------
               Tools & Hardware - 2.0%
     238,000   Snap-on Inc.                                       8,939,280

CONSUMER NON-DURABLES SECTOR - 6.1%
-----------------------------------
               Apparel/Footwear - 3.6%
     445,500   Liz Claiborne, Inc.                               15,957,810

               Food: Specialty/Candy - 2.5%
     298,500   Lancaster Colony Corp.                            11,059,425

CONSUMER SERVICES SECTOR - 2.4%
-------------------------------
               Publishing: Newspapers - 1.4%
     442,600   Journal Communications, Inc.                       6,174,270

               Restaurants - 1.0%
     193,900   Applebee's International, Inc.                     4,380,201

DISTRIBUTION SERVICES SECTOR - 10.5%
------------------------------------
               Electronics Distributors - 5.4%
     515,400   Arrow Electronics, Inc.*<F1>                      16,508,262
     139,100   ScanSource, Inc.*<F1>                              7,605,988
                                                               ------------
                                                                 24,114,250
               Wholesale Distributors - 5.1%
     185,300   School Specialty, Inc.*<F1>                        6,752,332
     331,500   United Stationers Inc.*<F1>                       16,077,750
                                                               ------------
                                                                 22,830,082
ELECTRONIC TECHNOLOGY SECTOR - 5.0%
-----------------------------------
               Computer Peripherals - 2.6%
     248,500   Imation Corp.                                     11,448,395

               Electronic Equipment/Instruments - 2.4%
     556,500   Paxar Corp.*<F1>                                  10,924,095

ENERGY MINERALS SECTOR - 1.2%
-----------------------------
               Oil & Gas Production - 1.2%
     150,600   St. Mary Land & Exploration Co.                    5,543,586

FINANCE SECTOR - 10.0%
----------------------
               Insurance Brokers/Services - 3.1%
     451,400   Arthur J. Gallagher & Co.                         13,939,232

               Investment Managers - 1.0%
     115,600   Investors Financial Services Corp.                 4,257,548

               Life/Health Insurance - 3.2%
     325,000   Protective Life Corp.                             14,225,250

               Property/Casualty Insurance - 2.7%
     465,000   Old Republic International Corp.                  12,210,900

HEALTH TECHNOLOGY SECTOR - 2.6%
-------------------------------
               Medical Specialties - 2.6%
      69,700   Beckman Coulter, Inc.                              3,965,930
     190,900   Sybron Dental Specialties, Inc.*<F1>               7,599,729
                                                               ------------
                                                                 11,565,659
INDUSTRAIL SERVICES SECTOR - 3.8%
---------------------------------
               Environmental Services - 3.8%
     269,700   Duratek Inc.*<F1>                                  4,026,621
     340,000   Republic Services, Inc.                           12,767,000
                                                               ------------
                                                                 16,793,621
PROCESS INDUSTRIES SECTOR - 17.8%
---------------------------------
               Chemicals: Major Diversified - 2.9%
     425,900   Engelhard Corp.                                   12,840,885

               Chemicals: Specialty - 2.9%
     330,500   Albemarle Corp.                                   12,674,675

               Containers/Packaging - 6.9%
     306,000   AptarGroup, Inc.                                  15,973,200
     534,700   Bemis Company, Inc.                               14,902,089
                                                               ------------
                                                                 30,875,289
               Industrial Specialties - 2.8%
      62,000   Minerals Technologies Inc.                         3,465,180
     369,800   Valspar Corp.                                      9,122,966
                                                               ------------
                                                                 12,588,146
               Textiles - 2.3%
     280,000   Albany International Corp.                        10,124,800

PRODUCER MANUFACTURING SECTOR - 4.2%
------------------------------------
               Electrical Products - 3.1%
     294,400   Acuity Brands, Inc.                                9,361,920
     162,600   Littelfuse, Inc.*<F1>                              4,430,850
                                                               ------------
                                                                 13,792,770
               Industrial Machinery - 1.1%
     119,900   IDEX Corp.                                         4,929,089

RETAIL TRADE SECTOR - 5.4%
--------------------------
               Discount Stores - 1.6%
     290,400   Family Dollar Stores, Inc.                         7,199,016

               Food Retail - 1.9%
     408,000   Ruddick Corp.                                      8,682,240

               Specialty Stores - 1.9%
     379,100   PETCO Animal Supplies, Inc.*<F1>                   8,321,245

TECHNOLOGY SERVICES SECTOR - 5.1%
---------------------------------
               Data Processing Services - 5.1%
     796,800   The BISYS Group, Inc.*<F1>                        11,163,168
     482,800   eFunds Corp.*<F1>                                 11,316,832
                                                               ------------
                                                                 22,480,000
TRANSPORTATION SECTOR - 3.9%
----------------------------
               Air Freight/Couriers - 1.0%
     165,400   Pacer International, Inc.                          4,310,324

               Trucking - 2.9%
     662,000   Werner Enterprises, Inc.                          13,041,400

UTILITIES SECTOR - 0.8%
-----------------------
               Electric Utilities - 0.8%
     220,600   Pike Electric Corp.*<F1>                           3,578,132
                                                               ------------
                     Total common stocks                        426,869,600
                       (Cost $350,984,312)

SHORT-TERM INVESTMENTS - 4.2% (A)<F2>

               Commercial Paper - 1.1%
  $5,000,000   General Electric Capital Corp.,
                 4.19%, due 1/13/06                               4,993,017
                                                               ------------
                   Total commercial paper                         4,993,017
                     (Cost $4,993,017)

               Variable Rate Demand Note - 3.1%
  13,683,670   U.S. Bank, N.A., 4.13%                            13,683,670
                                                               ------------
                   Total variable rate demand note               13,683,670
                     (Cost $13,683,670)
                                                               ------------
                   Total short-term investments                  18,676,687
                     (Cost $18,676,687)
                                                               ------------
                   Total investments - 100.1%                   445,546,287
                     (Cost $369,660,999)

                     Liabilities, less cash and
                       receivables - (0.1%) (A)<F2>                (360,020)
                                                               ------------
                     TOTAL NET ASSETS - 100.0%                 $445,186,267
                                                               ------------
                                                               ------------

*<F1>     Non-income producing security.

(A)<F2>   Percentages for the various classifications relate to net assets.

As of December 31, 2005, investment cost for federal tax purposes was $369,720,267 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation                      $81,639,055
Aggregate gross unrealized depreciation                       (5,813,035)
                                                             -----------
Net unrealized appreciation                                  $75,826,020
                                                             -----------
                                                             -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.
                  ---------------------------

     By (Signature and Title)  /s/Ted D. Kellner
                               ---------------------------
                               Ted D. Kellner, President

     Date  February 16, 2006
           -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Ted D. Kellner
                               ---------------------------
                               Ted D. Kellner, President

     Date  February 16, 2006
           -----------------

     By (Signature and Title)  /s/Ted D. Kellner
                               ------------------------
                               Ted D. Kellner, Treasurer

     Date  February 16, 2006
           -----------------